Right-of-Use Assets - Summary of Right-of-Use Assets (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance		$ 381,640
Depreciation		132,112	$ 126,276
Ending balance		425,630	381,640
Cost
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance		784,631	747,890
Other additions		155,218	117,221
Additions through business combinations		30,994	28,269
Sale of business			(6,018)
Derecognition	[1]	(102,921)	(66,673)
Effect of movements in exchange rates		14,609	(36,058)
Ending balance		882,531	784,631
Depreciation
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance		402,991	349,357
Depreciation		132,112	126,276
Sale of business			(2,815)
Derecognition	[1]	(85,768)	(50,598)
Effect of movements in exchange rates		7,566	(19,229)
Ending balance		456,901	402,991
Land and Buildings
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance		242,535
Ending balance		257,844	242,535
Land and Buildings | Cost
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance		528,791	510,277
Other additions		74,580	62,353
Additions through business combinations		15,033	14,217
Sale of business			(238)
Derecognition	[1]	(39,674)	(31,475)
Effect of movements in exchange rates		9,629	(26,343)
Ending balance		588,359	528,791
Land and Buildings | Depreciation
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance		286,256	257,507
Depreciation		66,877	66,036
Sale of business			(130)
Derecognition	[1]	(28,074)	(22,733)
Effect of movements in exchange rates		5,456	(14,424)
Ending balance		330,515	286,256
Rolling Stock
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance		137,072
Ending balance		165,681	137,072
Rolling Stock | Cost
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance		252,043	233,710
Other additions		79,690	53,906
Additions through business combinations		15,961	14,052
Sale of business			(5,780)
Derecognition	[1]	(62,276)	(34,221)
Effect of movements in exchange rates		4,940	(9,624)
Ending balance		290,358	252,043
Rolling Stock | Depreciation
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance		114,971	90,092
Depreciation		64,340	59,101
Sale of business			(2,685)
Derecognition	[1]	(56,723)	(26,783)
Effect of movements in exchange rates		2,089	(4,754)
Ending balance		124,677	114,971
Equipment
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance		2,033
Ending balance		2,105	2,033
Equipment | Cost
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance		3,797	3,903
Other additions		948	962
Additions through business combinations		0	0
Sale of business			0
Derecognition	[1]	(971)	(977)
Effect of movements in exchange rates		40	(91)
Ending balance		3,814	3,797
Equipment | Depreciation
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance		1,764	1,758
Depreciation		895	1,139
Sale of business			0
Derecognition	[1]	(971)	(1,082)
Effect of movements in exchange rates		21	(51)
Ending balance		$ 1,709	$ 1,764

[1]	Derecognized right-of-use assets include negotiated asset purchases and extinguishments resulting from accidents as well as fully amortized or end of term right-of-use assets.